Supplement to Spinnaker Choice Variable Annuity
                   Supplement dated April 29, 2011 to
               Prospectus dated May 1, 2008 as supplemented

   The disclosure set forth below replaces the information under the heading
      "Total Annual Operating Expenses" found in the prospectus and any other prior supplements.


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                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2010. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.


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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
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American Century VP Balanced 		0.90%		None	0.02%		0.92%	    None	0.92%
Fund
American Century VP Inflation 		0.48%		0.25%	0.01%		0.74%	    None	0.74%
Protection Class II Fund
American Century VP International 	1.40%		None	0.01%		1.41%	    None	1.41%
Fund
American Century VP Large 		0.80%		0.25%	0.03%		1.08%	    None	1.08%
Company Value Class II Fund
American Century VP Ultra[registered 	1.00%		None	0.02%		1.02%	    None	1.02%
trademark symbol] Fund(1)
American Century VP Value 		0.97%		None	0.01%		0.98%	    None	0.98%
Fund(2)
-------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - 	0.75%		None	0.06%		0.81%	    None	0.81%
Initial Shares(3)
Dreyfus IP - MidCap Stock Portfolio - 	0.75%		None	0.09%		0.84%	    None	0.84%
Initial Shares(3)
The Dreyfus Socially Responsible 	0.75%		None	0.14%		0.89%	    None	0.89%
Growth Fund, Inc. - Initial Shares(2)
Dreyfus Stock Index Fund, Inc. - 	0.25%		0.25%	0.02%		0.52%	    None	0.52%
Service Shares
Dreyfus IP - Technology Growth 		0.75%		None	0.06%		0.81%	    None	0.81%
Portfolio - Initial Shares
-------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II(4)	0.75%		None	1.15%		1.90%	   -0.56%(5)	1.34%
Federated High Income Bond Fund II - 	0.60%		None	0.43%		1.03%	   -0.18%(6)	0.85%
Primary Shares(3)
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Fidelity VIP Contrafund[registered 	0.56%		None	0.09%		0.65%	   -0.02%	0.63%(7)
trademark symbol] Portfolio -Initial
Class
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Fidelity VIP Equity-Income Portfolio 	0.46%		None	0.10%		0.56%	   -0.01%	0.55%(8)
-Initial Class
Fidelity VIP Growth Portfolio - 	0.56%		None	0.11%		0.67%	   -0.01%	0.66%(8)
Initial Class(3)

Fidelity VIP Growth & Income 		0.46%		None	0.14%		0.60%	   -0.02%	0.58%(8)(9)
Portfolio - Initial Class

Fidelity VIP Mid-Cap Portfolio - 	0.56%		0.25%	0.10%		0.91%	   -0.01%	0.90%(9)
Service Class 2

Fidelity VIP Money Market Portfolio - 	0.18%		0.25%	0.08%		0.51%	   -0.08%	0.43%(8)
Service Class 2

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Franklin Flex Cap Growth Securities 	0.65%		0.25%	0.30%		1.20%	   -0.26%	0.94%(10)(11)
Fund - Class 2(2)
Franklin Income Securities Fund - 	0.45%(12)	0.25%	0.02%		0.72%	    None	0.72%
Class 2
Franklin Small Cap Value Securities 	0.51%		0.25%	0.18%		0.94%	   -0.01%	0.93%(11)
Fund - Class 2(2)

Franklin Small-Mid Cap Growth 		0.51%		0.25%	0.30%		1.06%	   -0.01%	1.05%(11)
Securities Fund - Class 2(2)

Franklin U.S. Government Fund - 	0.48%(12)	0.25%	0.04%		0.77%	    None	0.77%
Class 2
Mutual Shares Securities Fund - 	0.60%		0.25%	0.14%		0.99%	    None	0.99%
Class 2
Templeton Developing Markets 		1.24%		0.25%	0.27%		1.76%	   -0.01%	1.75%(11)
Securities Fund - Class 2

Templeton Global Bond Securities 	0.46%(12)	0.25%	0.09%		0.80%	    None	0.80%
Fund - Class 2
Templeton Growth Securities Fund - 	0.74%(12)	0.25%	0.03%		1.02%	    None	1.02%
Class 2
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Invesco V.I. Capital Appreciation 	0.62%		0.25%	0.29%		1.16%	    None	1.16%(13)
Fund (Series II Shares)(2)
Invesco V.I. Capital Development 	0.75%		0.25%	0.34%		1.34%	    None	1.34%(14)(15)
Fund (Series II Shares)(2)
Invesco V.I. Global Real Estate Fund 	0.75%		None	0.45%		1.20%	    None	1.20%(16)
(Series I Shares)(3)
Invesco V.I. International Growth 	0.71%		None	0.33%		1.04%	    None	1.04%(18)
Fund (Series I Shares)(17)
Invesco V.I. International Growth
Fund (Series II Shares) 		0.71%		0.25%	0.33%		1.29%	    None	1.29%(19)
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust International 	0.60%		None	0.53%		1.13%	  -0.10%	1.03%(20)
Equity Portfolio - Class 1 Shares(3)
JPMorgan Insurance Trust Mid Cap Value
Portfolio - Class 1 Shares		0.65%		None	0.17%		0.82%	    None	0.82%(21)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio - 	0.425%		0.25%	0.66%(22)	1.335%	  -0.03%(25)	1.305%(26)
Advisor Class Shares(2) 							(23)(24)
PIMCO VIT CommodityRealReturn		0.74%		0.15%	0.16%(27)	1.05%(28) -0.12%(29)	0.93%(30)
[registered trademark symbol] Strategy
Portfolio - Administrative Class Shares
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Pioneer Emerging Markets VCT 		1.15%		0.25%	0.30%		1.70%	    None	1.70%
Portfolio - Class II Shares
Pioneer Equity Income VCT Portfolio - 	0.65%		0.25%	0.11%		1.01%	    None	1.01%
Class II Shares
Pioneer High Yield VCT Portfolio - 	0.65%		0.25%	0.14%		1.04%	    None	1.04%
Class II Shares
Pioneer Real Estate Shares VCT 		0.80%		0.25%	0.22%		1.27%	    None	1.27%
Portfolio - Class II Shares
Pioneer Strategic Income VCT 		0.65%		0.25%	0.57%		1.47%	    None	1.47%
Portfolio - Class II Shares
-------------------------------------------------------------------------------------------------------------------------

The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.
-----------------------------------
(1)	This fund is only available if you have been continuously invested in it since March 15, 2007.

(2)	This Portfolio is only available if you have been continously invested in it since April 30, 2009.

(3) 	This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

(4) 	This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

(5) 	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses
	so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the
	Fund (after the voluntary waivers and reimbursements) will not exceed 1.13% (the "Fee Limit) through the
	later of (the "Termination Date"): (a) April 30, 2012; or (b) the date of the Fund's next effective Prospectus.
	While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements
	prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior
	to the Termination Date with the agreement of the Fund's Board of Trustees.

(6) 	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses
	so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any)
	paid by the Fund's Primary Shares (after the voluntary waivers and/or reimbursements) will not exceed
	0.85% (the "Fee Limit" through the later of (the "Termination Dale"): (a) April 30. 2012: or (b) the date
	of the Fund's next effective Prospectus.  While the Adviser and its affiliates currently do not anticipate
	terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be
	terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of
	Trustees.

(7) 	A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's
	expense.  Including this reduction, the total class operating expenses would have been 0.63% for Fidelity VIP
	Contrafund[registered trademark symbol] Portfolio - Initial Class Shares. This offset may be discontinued at
	any time.

(8) 	FMR or its affiliates agreed to waive certain fees during the period.

(9) 	A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's
	expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of
	uninvested cash balances are used to reduce the funds' custodian expenses.  Including these reductions, the
	total class operating expenses would have been 0.58% for Fidelity VIP Growth & Income Portfolio - Initial Class
	Shares and 0.90% for Fidelity VIP Mid-Cap Portfolio - Service Class 2 Shares.  These offsets may be discontinued
	at any time.

(10) 	The investment manager and administrator have contractually agreed to waive or limit their respective fees and
	to assume as their own expense certain expenses otherwise payable by the fund so that common annual fund
	operating expenses (i.e., a combination of investment management fees, fund administration fees, and other
	expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than
	certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations,
	and liquidations) until April 30, 2012.  This waiver is separate from the waiver related to the Sweep Money Fund.

(11) 	The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment
	in a Franklin Templeton money market fund ("Sweep Money Fund" shown in the Portfolio prospectus in the column
	"Acquired fund fees and expenses").  This reduction will continue until at least April 30, 2012.
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(12) 	The Fund administration fee is paid indirectly through the management fee.

(13)  	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least April 30, 2012, to
	waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total
	Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items
	discussed below) of Series II shares to 1.45% of average daily nets assets.  In determining the Adviser's
	obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account,
	and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to
	exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
	(iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay
	because of an expense offset arrangement.  Unless the Board of Trustees and Invesco mutually agree to amend
	or continue the fee waiver agreement, it will terminate on April 30, 2012.

(14) 	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least April 30, 2012, to waive
	a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not
	exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon
	net asset levels.  The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to
	$250 million) to 0.64% (for average net assets over $10 billion).

(15) 	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2012, to waive
	advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual
	Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions
	discussed above in Note 13) of Series II shares to 1.45% of average daily net assets.

(16) 	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least April 30, 2012, to
	waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total
	Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items
	discussed below) of Series I shares to 1.30% of average daily nets assets.  In determining the Adviser's
	obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into
	account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements
	to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
	(iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay
	because of an expense offset arrangement.  Unless the Board of Trustees and Invesco mutually agree to amend
	or continue the fee waiver agreement, it will terminate on April 30, 2012.

(17) 	This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

(18)  	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2012, to
	waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual
	Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions
	discussed above in Note 16) of Series I shares to 1.11% of average daily net assets.

(19)  	Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2012,
	to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit
	Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same
	exclusions discussed above in Note 13) of Series II shares to 1.36% of average daily net assets.

(20)  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees
	and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding
	acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary
	expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.03% of its
	average daily net assets.  This contract cannot be terminated prior to 5/1/12, at which time, the Service
	Providers will determine whether or not to renew or revise it.

(21)  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees
	and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding
	acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary
	expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of its average
	daily net assets.  This contract cannot be terminated prior to 5/1/12, at which time, the Service Providers
	will determine whether or not to renew or revise it.

(22)  	Acquired Fund Fees and Expenses include interest expense of 0.01%.  Interest expense is based on the amount
	incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain
	investments, such as reverse repurchase agreements.  Interest expense is required to be treated as an expense of
	the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO.  The amount of interest expense
	(if any) will vary based on the Underlying PIMCO Fund's use of such investments as an investment strategy.

(23)  	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.225%,
	1.325%, 1.075% and 1.525% for the Administrative Class, Advisor Class, Institutional Class and Class M shares,
	respectively.

(24)  	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the
	Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to
	Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees
	and Expenses.

(25)  	PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the
	Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64%
	of the total assets invested in Underlying PIMCO Funds.  PIMCO may recoup these waivers in future periods, not
	exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
	The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to
	advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees
	and Expenses listed in the table above.

(26)  	Total Annual Portfolio Operating Expenses After Fee Waiver excluding interest expense of the Underlying PIMCO
	Funds is 1.195%, 1.295%, 1.045% and 1.495% for the Administrative Class, Advisor Class, Institutional Class and
	Class M shares, respectively.

(27)  	"Other Expenses" reflect interest expense and is based on the amount incurred during the Portfolio's most recent
	fiscal year as a result of entering into certain investments, such as reverse repurchase agreements.  Interest
	expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO.
	The amount of interest expense (if any) will vary based on the Portfolio's use of such investments as an investment
	strategy.

(28) 	Total Annual Portfolio Operating Expenses excluding interest expense is 1.01% and 1.11% for Administrative Class
	and Advisor Class shares, respectively.

(29) 	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee
	in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman
	Commodity Portfolio I Ltd. (the "Subsidiary") to PIMCO.  The Subsidiary pays PIMCO a management fee and an
	administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.  This waiver
	may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary
	is in place.

(30)  	Total Annual Portfolio Operating Expenses After Fee Waiver excluding interest expense is 0.89% and 0.99% for
	Administrative Class and Advisor Class shares, respectively.


Explanation of Examples

	The examples shown in your prospectus are intended to help you compare the cost of investing in the Contract with
	the cost of investing in other variable annuity contracts.  These costs include contract Owner transaction
	expenses, contract fees, Separate Account annual expenses (including the mortality and expense risk charge, the
	asset related administration charge and, if applicable, any additional riders), and the Portfolio fees and
	expenses.  Changes to the Portfolio expenses affect the results of the examples in your prospectus.  Although we
	have chosen not to update the examples here, they still generally show how expenses and charges affect your
	Contract Value.



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